Taxation - Schedule of (Loss) / Income before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Bermuda	$ (172.3)	$ 105.2	$ (167.6)	$ 67.0
Foreign	(58.2)	(65.3)	(80.8)	(31.4)
(Loss) / income before income taxes	$ (230.5)	$ 39.9	$ (248.4)	$ 35.6